Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Advertising	$ 649,612	$ 783,303	$ 793,282
Office Supplies	1,008,541	702,705	591,177
Legal and Audit Fees	515,273	497,986	408,066
FDIC and State Assessment	417,047	702,705	751,979
Telephone Expense	529,747	446,628	431,761
Postage and Freight	544,722	499,611	478,764
Loan Collection Expense	471,779	380,093	205,549
Other Losses	463,415	445,792	243,172
Debit Card/ATM expense	413,058	378,748	337,476
Travel and Convention	254,594	254,229	247,416
Other expenses	2,802,677	2,582,683	2,581,874
Total Other Expense	$ 8,070,465	$ 7,674,483	$ 7,070,516